Accounts receivable (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Trade accounts receivable	$ 9,677,847	$ 8,496,281
Other accounts receivable	1,086,732	91,974
Accounts receivable	$ 10,764,579	$ 8,588,255